Contracts And Agreements (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 25, 2014	Jul. 31, 2010	Sep. 30, 2013	Jul. 31, 2012
Agreements [Line Items]
Contract awarded	$ 239,539	$ 94,900
Revenue from grants	239,539	94,900	304,175	366,368
Grant Four [Member]
Agreements [Line Items]
Revenue from grants			27,182,000,000	6,249,200,000
Phase Two Study [Member] | Grant Four [Member]
Agreements [Line Items]
Contract awarded					1,500,000
Phase Two Study [Member] | Grant One [Member]
Agreements [Line Items]
Contract awarded						182,900,000,000
Revenue from grants				20,135,500,000
Phase One And Two Study [Member] | Grant Four [Member]
Agreements [Line Items]
Contract awarded					174,900,000,000
Phase One Study [Member] | Grant Four [Member]
Agreements [Line Items]
Contract awarded							25,000,000,000
Phase One Study [Member] | Grant Two [Member]
Agreements [Line Items]
Revenue from grants			$ 3,235,500,000	$ 10,252,100,000
Extension period on project								1 year